NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

Notes payable consisted of the following:

	March 31,	December 31,
	2025	2024
Note payable - Ethos Management Inc.	$-	$-
Note payable - Mercedez-Benz	17,285	19,733
	17,285	19,733
Less current portion	(10,148)	(10,001)
Note payable long-term portion	$7,137	$9,732

	2024	2023
Note payable - Ethos Management Inc.	$-	$2,499,999
Note payable - Mercedez-Benz	19,733	29,149
	19,733	2,529,148
Less deferred loan fees - Ethos Management Inc.	-	(116,940)
Less current portion	(10,001)	(9,425)
Note payable long-term portion	$9,732	$2,402,783